SHARE-BASED AWARDS, Compensation Cost and Other Measures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based expense (net of estimated forfeitures):
Total share-based expense	$ 8	$ 9	$ 11
Total recognized tax benefit	(3)	(3)	(3)
Share-based expense (net of tax)	5	6	8
Stock Options [Member]
Share-based expense (net of estimated forfeitures):
Total share-based expense	2	4	3
Cash received upon option exercise	7	0	2
Intrinsic value of options exercised	2	0	1
Tax benefit realized upon option exercise	1	0	1
Total unrecognized compensation cost	2.2
Weighted average period of recognition (in years)	1.5
Non-Vested Stock & Restricted Stock Units [Member]
Share-based expense (net of estimated forfeitures):
Total share-based expense	6	5	8
Fair value of stock vested	4	3	13
Total unrecognized compensation cost	$ 8.0
Weighted average period of recognition (in years)	1.5